NOTE 3 - ACCOUNTS RECEIVABLE, NET: Schedule of Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2018
Office Equipment
Schedule of Accounts Receivable

Accounts receivable consisted of the following:	As of June 30,
	2018	2017
Trade accounts receivable	$5,681,513	$4,045,363
Less: allowance for doubtful accounts	(40,012)	(44,207)
Accounts receivable, net	$5,641,501	$4,001,156